UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     August 07, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $996,942 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADE CORP MASS                  COM              00089C107      520    16000 SH       SOLE                    16000        0        0
AMERICAN INTL GROUP INC        COM              026874107     3956    67000 SH       SOLE                    67000        0        0
APPLIED FILMS CORP             COM              038197109      285    10000 SH       SOLE                    10000        0        0
BEA SYS INC                    NOTE  4.000%12/1 073325AD4     1191  1200000 PRN      SOLE                  1200000        0        0
BED BATH & BEYOND INC          COM              075896100    63399  1911325 SH       SOLE                  1911325        0        0
CARDINAL HEALTH INC            COM              14149Y108    54577   848397 SH       SOLE                   848397        0        0
CBS CORP NEW                   CL B             124857202    24578   908631 SH       SOLE                   908631        0        0
CHEVRON CORP NEW               COM              166764100      323     5200 SH       SOLE                     5200        0        0
CITADEL BROADCASTING CORP      COM              17285T106    15413  1731775 SH       SOLE                  1731775        0        0
CITADEL BROADCASTING CORP      NOTE  1.875% 2/1 17285TAB2      668   800000 PRN      SOLE                   800000        0        0
CLOROX CO DEL                  COM              189054109    86929  1425772 SH       SOLE                  1425772        0        0
COX RADIO INC                  CL A             224051102    19464  1349770 SH       SOLE                  1349770        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109      945    65000 SH       SOLE                    65000        0        0
DIAGNOSTIC PRODS CORP          COM              252450101     1105    19000 SH       SOLE                    19000        0        0
EXXON MOBIL CORP               COM              30231G102      227     3696 SH       SOLE                     3696        0        0
GENERAL ELECTRIC CO            COM              369604103      325     9850 SH       SOLE                     9850        0        0
LSI LOGIC CORP                 NOTE  4.000%11/0 502161AG7     2058  2075000 PRN      SOLE                  2075000        0        0
MICROSOFT CORP                 COM              594918104    97692  4192770 SH       SOLE                  4192770        0        0
NIKE INC                       CL B             654106103    77628   958375 SH       SOLE                   958375        0        0
NORTH FORK BANCORPORATION NY   COM              659424105      588    19500 SH       SOLE                    19500        0        0
PAYCHEX INC                    COM              704326107   126131  3235775 SH       SOLE                  3235775        0        0
PROGRESSIVE CORP OHIO          COM              743315103    92076  3581340 SH       SOLE                  3581340        0        0
SEALED AIR CORP NEW            COM              81211K100    55904  1073425 SH       SOLE                  1073425        0        0
SEROLOGICALS CORP              COM              817523103     1232    39200 SH       SOLE                    39200        0        0
STRYKER CORP                   COM              863667101    51476  1222425 SH       SOLE                  1222425        0        0
US BANCORP DEL                 COM NEW          902973304      309     9993 SH       SOLE                     9993        0        0
VERITAS SOFTWARE CO            NOTE  0.250% 8/0 923436AD1     3484  3500000 PRN      SOLE                  3500000        0        0
VIACOM INC NEW                 CL B             92553P201    38640  1078116 SH       SOLE                  1078116        0        0
WATERS CORP                    COM              941848103    76301  1718500 SH       SOLE                  1718500        0        0
WELLS FARGO & CO NEW           COM              949746101    99518  1483569 SH       SOLE                  1483569        0        0